Weighted Average Useful Lives from Date of Purchase of Intangible Assets (Detail)	12 Months Ended
Dec. 31, 2012
Land use right
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset weighted average useful life	50 years
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset weighted average useful life	8 years 2 months 12 days
Software
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset weighted average useful life	3 years 7 months 6 days
Trademarks
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset weighted average useful life	10 years
User List
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset weighted average useful life	3 years
Licensed copyrights for video contents
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset weighted average useful life	2 years 4 months 24 days
Others
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset weighted average useful life	9 years 7 months 6 days
Total
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset weighted average useful life	12 years 8 months 12 days